07054753

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
MAY 2 4 2007
1086

1-33489

May 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERTAMX

Dear Ms. Peters:

This is to certify that on May 22, 2007 the American Stock Exchange LLC (the "Exchange") received from RMR Asia Real Estate Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, par value $0.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
JUN 0 4 2007
THOMSON
FINANCIAL

END